Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
CRTC tangible benefits obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 61	$ 111	$ 166
FAIR VALUE	61	110	169
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	108	124	136
FAIR VALUE	112	128	145
Debt securities, finance leases and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	20,285	19,321	17,879
FAIR VALUE	$ 21,482	$ 21,298	$ 20,093